Borrowing Arrangements - Related Party - Convertible Promissory Notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Borrowing Arrangements Related Party
Gross proceeds of convertible promissory notes	$ 5,000
Loss on extinguishment of debt		$ (51,903)	$ (319)
2022 Promissory Notes
Borrowing Arrangements Related Party
Interest rate of per annum	10.00%
Carrying value of extinguished debt		5,265
Fair value of embedded derivative	$ 100	154
Fair value of 2022 Promissory Notes		(19,030)
Fair value of issued warrants		(3,568)
Loss on extinguishment of debt	$ 17,200	(17,179)
Amended and Restated 2022 Promissory [Member]
Borrowing Arrangements Related Party
Fair value change on derivatives		40
Loss on extinguishment of debt		$ 200